AOCI	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
AOCI
Accumulated Other Comprehensive Income
The following table summarizes the changes in accumulated balances of other comprehensive income for the year ended December 31, 2013:

	Unrealized Gains (Losses) on Cash Flow Hedges	Unrealized Gains on Investments	Foreign Currency Translation	Estimated tax (expense) benefit	Total
	(In millions)
Beginning balance	$(55)	$687	$449	$(225)	$856
Other comprehensive income before reclassifications	(65)	243	208	(91)	295
Amount of gain (loss) reclassified from accumulated other comprehensive income	(14)	9	—	—	(5)
Net current period other comprehensive income	(51)	234	208	(91)	300
Ending balance	$(106)	$921	$657	$(316)	$1,156

The following table provides details about reclassifications out of accumulated other comprehensive income for the year ended December 31, 2013:

Details about Accumulated Other Comprehensive Income Components	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement of Income
(In millions)
Gains (losses) on cash flow hedges - foreign exchange contracts	$(4)	Net revenues
	(3)	Cost of net revenues
	(1)	Sales and marketing
	(5)	Product development
	(1)	General and administrative
	(14)	Total, before income taxes
	—	Provision for income taxes
	(14)	Total, net of income taxes

Unrealized gains on investments	9	Interest and other, net
	9	Total, before income taxes
	—	Provision for income taxes
	9	Total, net of income taxes

Total reclassifications for the period	$(5)	Total, net of income taxes